SHARE BASED PAYMENTS	12 Months Ended
Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE BASED PAYMENTS
15.	SHARE BASED PAYMENTS

(a)	Employee and Consultant Plans

At the Annual General Meeting held on November 17, 2004, the shareholders approved the establishment of employee and consultant plans designed to reward directors, employees and consultants for their contributions to the Company. The plans are to be used as a method of retaining key personnel for the growth and development of the Company. Due to Prana’s U.S. presence, a U.S. plan (the 2004 ADS Plan) and an Australian plan (the 2004 ASX Plan) were developed.

At 30 June 2018 equity, had been issued to 5 Directors, 2 Key Management Personnel, 11 employees and 9 consultants under the Australian Plan.

At 30 June 2017 equity, had been issued to 1 previous Director, while a Director, under the US plan and 5 Directors, 3 Key Management Personnel, 9 employees and 10 consultants under the Australian Plan.

At 30 June 2016 equity had been issued to 1 previous Director, while a Director, under the US plan and 6 Directors, 2 Key Management Personnel, 12 employees and 19 consultants under the Australian Plan.

At the 2004 Annual General Meeting, shareholders authorized the Company to issue in the aggregate up to 12 million ordinary shares under the two plans. This was increased to 22 million ordinary shares at the 2005 Annual General Meeting and further increased to 30 million ordinary shares at the 2007 Annual General Meeting, 45 million ordinary shares at the 2008 Annual General Meeting and 60 million ordinary shares at the 2009 Annual General Meeting. The Share Plan Committee, a sub-committee of the Remuneration Committee administers the two plans and is able to change the terms of the equity issued under them from the default terms.

Under the 2004 ADS Plan, the exercise price must equal or exceed the fair value of the ADS on the date the options are awarded. The option expiration date cannot exceed ten years from the date the options were awarded. The default vesting conditions are 25% per year on the date the options were awarded.

Under the 2004 ASX Plan, the exercise price must be equal or be less than the market value of the ordinary shares on ASX on the date of grant. The option expiration date cannot exceed ten years from the date the options were granted. The default vesting conditions are 25% per year on the date the options were granted.

Information with respect to the number of options granted under the 2004 ASX Plan as follows:

	Years Ended June 30,
	2018		2017		2016
	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)
Beginning of the year	26,826,063	0.29	19,395,582	0.38	19,395,582	0.38
Issued during the year	12,100,000	0.11	8,550,000	0.07	-	-
Exercised during the year	-	-	-	-	-	-
Expired during the year	(11,349,573)	0.31	(1,119,519)	0.25	-	-
Lapsed during the year	(2,360,000)	0.19	-	-	-	-

Outstanding at year end	25,216,490	0.19	26,826,063	0.29	19,395,582	0.38

Exercisable at year end	25,216,490	0.19	26,826,063	0.29	19,395,582	0.38

Options outstanding at the end of the year have the following expiry date and exercise prices:

			Exercise Price	Share options	Share options
Series	Grant Date	Expiry Date	$A	2018	2017
PBTAA	October 25, 2013	October 24, 2018	0.61	200,000	200,000
PBTAB	October 3, 2014	October 2, 2018	0.34	-	1,000,000
PBTAC	June 26, 2013	June 25, 2018	0.37	-	1,649,573
PBTAD	November 4, 2013	November 3, 2018	0.73	200,000	360,000
PBTAE	December 13, 2013	December 11, 2018	1.04	1,200,000	1,200,000
PBTAF	February 7, 2014	February 5, 2019	1.12	100,000	100,000
PBTAG	April 7, 2014	April 6, 2018	0.25	-	1,200,000
PBTAH	February 19, 2015	February 18, 2020	0.26	2,000,000	2,000,000
PBTAQ	December 12, 2012	December 13, 2017	0.33	-	8,500,000
PBTAR	May 27, 2015	May 25, 2020	0.27	1,400,000	1,400,000
PBTAY	August 5, 2013	August 4, 2018	0.66	306,490	306,490
PBTAZ	October 2, 2013	October 1, 2018	0.66	360,000	360,000
PBTAS	June 7, 2017	June 6, 2022	0.07	7,350,000	8,550,000
PBTAAA	18-Dec-17	December 14, 2022	0.11	12,100,000	-
			Total	25,216,490	26,826,063

Weighted average remaining contractual life of options outstanding at end of period	3.56 years	2.34 years

Risk free interest rate – This is the government bond rate (having a term that most closely resembles the expected life of the option) in effect at the grant date. The Australian government bond rate has been used for options which are exercisable for fully paid ordinary shares and the U.S. government bond rate has been used for options which are exercisable for ADRs.

Dividend yield – Prana has never declared or paid dividends on its ordinary shares and does not anticipate paying any dividends in the foreseeable future.

Expected volatility – Prana estimates expected volatility based on historical volatility over the estimated life of the option and other factors. Historical volatility has been the basis for determining expected share price volatility as it is assumed that this is indicative of future movements. The life of the options is based on historical exercise patterns, which may not eventuate in the future.

Expected life – This is the period of time that the options granted are expected to remain outstanding. This estimate is based primarily on historical trend of option holders to exercise their option near the date of expiry. As a result the expected life is considered to equal the period from grant date to expiry date.

Model inputs –

The model inputs for the valuations of options approved and issued during the current and previous financial years are as follows:

Series	Grant Date	Exercise Price per Share A$	Share Price at Grant Date A$	Expected Share Price Volatility	Years to Expiry	Dividend Yield	Risk-free Interest Rate
PBTAY	August 5, 2013	0.66	0.38	62.00%	5.00	0%	3.05%
PBTAZ	October 2, 2013	0.66	0.41	61.00%	5.00	0%	3.24%
PBTAA	October 25, 2013	0.61	0.38	63.60%	5.00	0%	3.31%
PBTAD	November 4, 2013	0.73	0.44	68.80%	5.00	0%	3.46%
PBTAE	December 13, 2013	1.04	0.69	70.70%	5.00	0%	3.45%
PBTAF	February 7, 2014	1.12	1.18	58.50%	5.00	0%	3.44%
PBTAG	April 7, 2014	0.25	0.23	289.40%	4.00	0%	3.02%
PBTAB	October 3, 2014	0.34	0.22	130.50%	4.00	0%	2.71%
PBTAH	February 19, 2015	0.26	0.16	74.80%	5.00	0%	2.00%
PBTAR	May 27, 2015	0.27	0.17	69.40%	5.00	0%	2.25%
PBTAS	June 7, 2017	0.07	0.05	100.00%	5.00	0%	1.97%
PBTAAA	December 18, 2017	0.11	0.07	100%	5.00	0%	2.38%
PBTAI	February 1, 2018	0.08	0.06	100%	5.00	0%	2.24%

Information with respect to the number of shares issued under the 2004 ASX Plan as follows:

	Years Ended June 30,
	2018	2017	2016
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715

No shares were granted during the year ended June 30, 2018, 2017 and 2016.